Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating Activities:
Net loss	$ (3,629,530)	$ (5,218,491)	$ (6,939,490)	$ (23,575,248)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	332,090	571,207	602,507	631,550
Warrants issued for services	1,188,933	55,849	59,037	7,469,492
Legal settlement - replacement warrants		1,119,450	1,764,450
Loss on extinguishment of debt	628,510
Change in fair value of derivative liability	(1,164,807)	(2,324)	50,237
Amortization of debt discount	657,426	2,189	57,038
Employee stock options	327,000	981,000	1,308,000	10,271,000
Non-cash interest expense	307,097
Depreciation expense	19,452	19,369	25,853	6,234
Changes in operating assets and liabilities:
Prepaid expenses	95,175	(11,712)	(38,157)	(57,018)
Accounts payable	291,444	805,753	748,571	299,209
Accrued liabilities - related party	54,732	121,558	102,335	216,971
Customer deposits - related party				400,000
Accrued payroll liabilities	59,775	15,102	19,570	3,739
Net cash used in operating activities	(832,703)	(1,541,050)	(2,240,049)	(4,334,071)
Investing Activities:
Expenditure for Intangible assets	(7,736)	(7,772)	(13,634)	(41,103)
Expenditure for Equipment		(5,000)	(5,000)	(27,500)
Net cash used in investing activities	(7,736)	(12,772)	(18,634)	(68,603)
Financing Activities:
Proceeds from sale of common stock, net	555,500	1,095,020	1,190,020	4,099,782
Proceeds from debt	643,347	325,000	925,000
Payments on debt	(368,563)	(12,895)	(17,326)	(2,786)
Net cash provided by financing activities	830,284	1,407,125	2,097,694	4,096,996
Net change in cash	(10,155)	(146,697)	(160,989)	(305,678)
Cash, beginning of period	10,882	171,871	171,871	477,549
Cash, end of period	727	25,174	10,882	171,871
Cash paid for: Interest	27,092	5,219	5,458	979
Cash paid for: Income taxes
Non-cash transactions:
Derivative liability offset by debt discount	281,329	75,650	305,667
Reduction of stock issuable by issuing stock	465,400	410,950	410,950
Purchase of equipment with debt				$ 97,187
Debt and interest settled for common stock	$ 1,014,756